Fees and Expenses	Apr. 20, 2026
TOPS Conservative ETF Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares	Investor Class Shares	Service Class Shares
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	0.00%
Other Expenses(1)	0.13%	0.13%	0.13%	0.43%
Acquired Fund Fees and Expenses(2)	0.08%	0.08%	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.31%	0.56%	0.81%	0.61%
(1)	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class 1	$32	$100	$174	$393
Class 2	$57	$179	$313	$701
Investor Class	$83	$259	$450	$1,002
Service Class	$62	$195	$340	$762

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal year ended December 31, 2025, the Portfolio’s turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
TOPS Balanced ETF Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares	Investor Class Shares	Service Class Shares
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	0.00%
Other Expenses(1)	0.11%	0.11%	0.11%	0.40%
Acquired Fund Fees and Expenses(2)	0.08%	0.08%	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.29%	0.54%	0.79%	0.58%
(1)	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class 1	$30	$93	$163	$368
Class 2	$55	$173	$302	$677
Investor Class	$81	$252	$439	$978
Service Class	$59	$186	$324	$726

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal year ended December 31, 2025, the Portfolio’s turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
TOPS Moderate ETF Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares	Investor Class Shares	Service Class Shares
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	0.00%
Other Expenses(1)	0.11%	0.10%	0.10%	0.41%
Acquired Fund Fees and Expenses(2)	0.08%	0.08%	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.29%	0.53%	0.78%	0.59%
(1)	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class 1	$30	$93	$163	$368
Class 2	$54	$170	$296	$665
Investor Class	$80	$249	$433	$966
Service Class	$60	$189	$329	$738

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal year ended December 31, 2025, the Portfolio’s turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
TOPS Moderately Aggressive ETF Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares	Investor Class Shares	Service Class Shares
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	0.00%
Other Expenses(1)	0.11%	0.11%	0.11%	0.41%
Acquired Fund Fees and Expenses(2)	0.08%	0.08%	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.29%	0.54%	0.79%	0.59%
(1)	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class 1	$30	$93	$163	$368
Class 2	$55	$173	$302	$677
Investor Class	$81	$252	$439	$978
Service Class	$60	$189	$329	$738

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal year ended December 31, 2025, the Portfolio’s turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
TOPS Aggressive ETF Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares	Investor Class Shares	Service Class Shares
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	0.00%
Other Expenses(1)	0.11%	0.11%	0.11%	0.41%
Acquired Fund Fees and Expenses(2)	0.08%	0.08%	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.29%	0.54%	0.79%	0.59%
(1)	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class 1	$30	$93	$163	$368
Class 2	$55	$173	$302	$677
Investor Class	$81	$252	$439	$978
Service Class	$60	$189	$329	$738

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal year ended December 31, 2025, the Portfolio’s turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
TOPS Managed Risk Balanced ETF Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares	Class 3 Shares	Class 4 Shares	Investor Class Shares
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%	0.35%	0.60%	0.50%
Other Expenses(1)	0.12%	0.12%	0.11%	0.11%	0.12%
Acquired Fund Fees and Expenses(2)	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.51%	0.76%	0.85%	1.10%	1.01%
(1)	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class 1	$52	$164	$285	$640
Class 2	$78	$243	$422	$942
Class 3	$87	$271	$471	$1,049
Class 4	$112	$350	$606	$1,340
Investor Class	$103	$322	$558	$1,236

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal year ended December 31, 2025, the Portfolio’s turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
TOPS Managed Risk Moderate ETF Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares	Class 3 Shares	Class 4 Shares	Investor Class Shares
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%	0.35%	0.60%	0.50%
Other Expenses(1)	0.11%	0.11%	0.12%	0.12%	0.11%
Acquired Fund Fees and Expenses(2)	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.50%	0.75%	0.86%	1.11%	1.00%
(1)	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class 1	$51	$160	$280	$628
Class 2	$77	$240	$417	$930
Class 3	$88	$274	$477	$1,061
Class 4	$113	$353	$612	$1,352
Investor Class	$102	$318	$552	$1,225

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal year ended December 31, 2025, the Portfolio’s turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
TOPS Managed Risk Moderately Aggressive ETF Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares	Class 3 Shares	Class 4 Shares	Investor Class Shares
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%	0.35%	0.60%	0.50%
Other Expenses(1)	0.11%	0.11%	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses(2)	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.50%	0.75%	0.85%	1.10%	1.00%
(1)	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class 1	$51	$160	$280	$628
Class 2	$77	$240	$417	$930
Class 3	$87	$271	$471	$1,049
Class 4	$112	$350	$606	$1,340
Investor Class	$102	$318	$552	$1,225

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal year ended December 31, 2025, the Portfolio’s turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%